Business Acquisitions and Disposal (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 31, 2024	Oct. 19, 2021	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2021
Business Acquisitions and Disposal (Details) [Line Items]
Agreements percentage		51.00%
Cash				$ 6,750
shares amount (in Shares)				18,275			7,848
Ordinary shares issued (in Shares)				54,824
Additional shares issued (in Shares)				1,916,667	416,666
Additional acquisition cost to compensate				$ 5,400	$ 5,950
Additional paid in capital				9,423
Cash compensation				5,400
Amount paid				2,700
Other payables				2,700
Shares issued to HHE (in Shares)	1,916,667
Intangible assets acquisition date amount				4,492
Non-controlling interest amount				$ 6,513
Internal rate				11.20%
Weighted average cost capital				12.00%
Weighted average return of assets				12.00%
Employees percentage				49.00%
Remeasurement of remaining investment				$ 5,391
Risk-free rate percentage				4.10%
HHE [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Ownership percentage				51.00%
Forecast [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Shares cancelled (in Shares)	489,766
HHE [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Ordinary shares issued (in Shares)				73,099
Cash				$ 3,250
Shares issued to HHE (in Shares)				1,916,667	416,666	73,099
Internal rate				2.40%
Weighted average cost capital				14.00%
Business Combination [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Acquisition, consideration amount		$ 10,000		$ 1,669
Non-controlling interest amount				$ 6,513
Transaction cost						$ 538
Business Combination [Member] | Borqs Wireless Ltd. [Member]
Business Acquisitions and Disposal (Details) [Line Items]
Business combination, agreement to sell entire equity shares			100.00%